Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of inventories

Inventories at the lower of cost (determined on the LIFO/FIFO or weighted-average cost methods) or market consist of the following (in millions):

	March 31, 2015			December 31, 2014
	LIFO	Non- LIFO	Total	LIFO	Non- LIFO	Total
Raw materials	$51.3	$0.7	$52.0	$48.4	$1.3	$49.7
Work in process	54.9	0.5	55.4	47.7	0.3	48.0
Finished goods	157.6	36.9	194.5	157.8	37.5	195.3
Supplies and other	—	12.0	12.0	—	11.8	11.8

	263.8	50.1	313.9	253.9	50.9	304.8
Excess of FIFO or weighted-average cost over LIFO cost	(20.9)	—	(20.9)	(21.7)	—	(21.7)

Total	$242.9	$50.1	$293.0	$232.2	$50.9	$283.1

Inventories at the lower of cost (determined on the LIFO/FIFO or weighted-average cost methods) or market consists of the following (in millions):

	As of December 31,
	2014			2013
	LIFO	Non- LIFO	Total	LIFO	Non- LIFO	Total
Raw Materials	$48.4	$1.3	$49.7	$40.2	$2.4	$42.6
Work in process	47.7	0.3	48.0	64.8	0.4	65.2
Finished goods	157.8	37.5	195.3	148.7	42.3	191.0
Supplies and other	—	11.8	11.8	—	13.6	13.6

	253.9	50.9	304.8	253.7	58.7	312.4
Excess of FIFO or weighted-average cost over LIFO cost	(21.7)	—	(21.7)	(26.8)	—	(26.8)

Total	$232.2	$50.9	$283.1	$226.9	$58.7	$285.6